Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 664,605	$ 1,462,590
Prepaid expenses and other current assets	5,420,916	5,121,450
Assets of discontinued operations - current		721,277
Total current assets	6,085,521	7,305,317
Property and equipment, net	19,320	49,006
Intangible assets, net	10,113	11,593
Assets of discontinued operations - non-current		7,148,097
Total assets	6,114,954	14,514,013
Accounts payable	4,974	3,209
Accrued expenses and other payables	1,819,544	1,749,161
Due to related parties	597,826	609,180
Liabilities of discontinued operations		301,338
Total current liabilities	2,422,344	2,662,888
Total liabilities	2,422,344	2,662,888
SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 21,356,290 and 21,791,055 shares issued and outstanding as of December 31, 2020 and 2019, respectively)	21,356	21,791
Class B Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 7,100,000 and 7,100,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively)	7,100	7,100
Additional paid-in capital	8,368,266	15,299,930
Retained earnings	(4,947,815)	(3,876,167)
Accumulated other comprehensive income	243,704	398,471
Total shareholders’ equity	3,692,610	11,851,125
Total liabilities and shareholders’ equity	$ 6,114,954	$ 14,514,013